SUPPLEMENT DATED APRIL 28, 2025
                  TO THE VARIABLE ANNUITY PROSPECTUSES
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              AMERICAN GENERAL LIFE INSURANCE COMPANY

                       SEPARATE ACCOUNT D
                     Black Variable Annuity
                     Blue Variable Annuity
                     Green Variable Annuity
                    Orange Variable Annuity
                    Yellow Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

This supplement describes a change to investment options available under your contract.

Effective on or about April 28, 2025, BlackRock Investment Management, LLC became a sub-advisor to the funds listed below.

* VALIC Company I Mid Cap Index Fund
* VALIC Company I Stock Index Fund


Should you have any questions, you may contact our Annuity Service Center at (800) 277-0914.